Accrued expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued personnel costs	$ 3,440,558	$ 540,292
Accrued research and development costs	1,142,056	597,994
Accrued costs for the purchases of property, plant and equipment	648,196	0
Accrued corporate legal fees and other professional services	654,945	210,099
Other accrued costs	104,761	130,656
Total	$ 5,990,516	$ 1,479,041